Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Applicable income tax rate	17.00%	17.00%	17.00%	17.00%
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Applicable income tax rate	17.00%	17.00%
Tax assessment description	Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax.	Under relevant Singapore tax laws, tax cases are normally subject to investigation by the tax authority for up to 4 years of assessment prior to the current year of assessment for Corporate Income Tax, and 5 years from the end of the prescribed accounting period for Goods and Services Tax.
SINGAPORE | First SG One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	75.00%	75.00%	75.00%	75.00%
Exemption tax amount	$ 7,839	$ 10,000	$ 7,839	$ 10,000
SINGAPORE | Next SG One Hundred Thousand [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Percentage of tax exemption rate	50.00%	50.00%	50.00%	50.00%
Exemption tax amount	$ 78,394	$ 100,000	$ 78,394	$ 100,000